SCHEDULE OF OPERATING LEASE INCOME (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases
Fixed income from operating leases	¥ 40,131	¥ 47,663	¥ 79,102